Basis of Presentation and Organization (Restated) (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Change in Accounting Estimate [Line Items]
Net income (loss)	$ (250,672)	$ 22,261	$ (563,784)	$ 84,504	$ 262,752	$ 77,940
Net (loss) from discontinued operations	104,678		297,530
Net (loss) income from continuing operations	(17,774)	97,524	(266,254)	84,504
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation & amortization			357,687	345,507	697,017	594,011
Stock options and shares issued for compensation			178,356
(Increase) / decrease in assets:
Trade receivables			(316,347)	32,103	(3,555,934)	(7,765,220)
Inventories			(10,034)	108,826	120,644	(3,440)
Deferred tax asset	128,220	75,263	177,379	167,384	305,246	179,646
Other assets			460,933	(85,329)	(324,906)	862,462
Increase (decrease) in current liabilities:
Trade payables			187,821	(1,191,086)	(769,094)	3,737,665
Net cash used in operating activities			(132,257)	(585,085)	(2,855,751)	(4,034,980)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment			(73,053)	(588,536)	(32,063)	(84,471)
Purchase of subsidiary			(322,875)		(747,580)	(706,496)
Net cash used in investing activities			(395,928)	(588,536)	(824,747)	(790,967)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities			429,299	807,650	6,096,650	7,751,988
Net cash (used in) operations			(98,886)	(365,971)	2,416,152	2,926,041
Cash flows from discontinued operations
Net cash (used in) discontinued operations			(65,287)
Effect of exchange rate changes on cash and cash equivalents			(141,916)	124,483	(827,350)	(163,975)
Net increase in cash and cash equivalents			(306,089)	(241,488)	1,588,802	2,762,066
Cash and cash equivalents at the beginning of the period - from continuing operations			7,140,539	5,617,025	5,617,025	2,854,959
Cash and cash equivalents at the end of the period	6,899,738	5,375,537	6,899,738	5,375,537	7,140,539	5,617,025
Cash paid during the period for:
Income tax payments
Interest payments			888,684	901,130	1,905,471	1,711,920
Scenario, Previously Reported [Member]
Change in Accounting Estimate [Line Items]
Net income (loss)	(418,351)	8,308	(719,471)	162,420	(11,846)	257,586
Net (loss) from discontinued operations			(297,530)
Net (loss) income from continuing operations			(421,940)	162,420
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation & amortization			357,687	345,507	697,017	594,011
Stock options and shares issued for compensation			178,356
(Increase) / decrease in assets:
Trade receivables			(316,347)	32,103	(3,555,934)	(7,765,220)
Inventories			10,034	(108,826)	(120,644)	3,440
Deferred tax asset			333,067	88,950	579,844
Other assets			(460,935)	85,329	324,906	(862,462)
Increase (decrease) in current liabilities:
Trade payables			187,821	(1,191,086)	(769,094)	3,737,665
Net cash used in operating activities			(132,257)	(585,603)	(2,855,751)	(4,034,980)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment			(73,053)	(588,018)
Purchase of subsidiary			(322,875)
Net cash used in investing activities			(395,928)	(588,018)	(824,747)	(790,967)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities			429,299	807,650	6,096,650	7,751,988
Net cash (used in) operations			(98,886)	(365,971)	2,416,152	2,926,041
Cash flows from discontinued operations
Net cash (used in) discontinued operations			(65,287)
Effect of exchange rate changes on cash and cash equivalents			(141,916)	124,483	(827,350)	(163,975)
Net increase in cash and cash equivalents			(306,089)	(241,488)	1,588,802	2,762,066
Cash and cash equivalents at the beginning of the period - from continuing operations			7,140,539	5,617,025	5,617,025	2,854,959
Cash and cash equivalents at the end of the period	6,899,738	5,375,537	6,899,738	5,375,537	7,140,539	5,617,025
Cash paid during the period for:
Income tax payments			6,356	95,078
Interest payments			888,684	901,130	1,905,471	1,711,920
Restatement Adjustment [Member]
Change in Accounting Estimate [Line Items]
Net income (loss)	167,679	13,953	155,687	(77,916)	274,598	(179,646)
Net (loss) from discontinued operations
Net (loss) income from continuing operations			155,686	(77,916)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation & amortization
Stock options and shares issued for compensation
(Increase) / decrease in assets:
Trade receivables
Inventories
Deferred tax asset			(155,686)	78,434	(274,598)	179,646
Other assets
Increase (decrease) in current liabilities:
Trade payables
Net cash used in operating activities				518
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment				(518)
Purchase of subsidiary
Net cash used in investing activities				(518)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities
Net cash (used in) operations
Cash flows from discontinued operations
Net cash (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents
Net increase in cash and cash equivalents
Cash and cash equivalents at the beginning of the period - from continuing operations
Cash and cash equivalents at the end of the period
Cash paid during the period for:
Income tax payments			(6,356)	(95,078)
Interest payments